Employee Benefit Plans Summary of ARX employee stock option plans (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	22,550	24,995	24,995	26,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 564.60	$ 526.46	$ 526.46	$ 513.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(2,445)	0	(1,005)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 174.65	$ 0	$ 197.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	17,950	16,995	12,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 517.75	$ 438.77	$ 386.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 2.9		$ 1.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	4,600	8,000	12,000	14,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 747.45	$ 712.74	$ 677.81	$ 675.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	(3,400)	(4,000)	(2,800)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 665.79	$ 607.95	$ 665.85
Unrecognized compensation cost related to unvested equity awards	$ 0.7	$ 1.6	$ 2.9
Period of recognition of compensation expense related to unvested equity awards	1 year 5 days	1 year 4 months 10 days	1 year 8 months 20 days